Risks and Uncertainties (Tables)	12 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk by Customers

The followings are the percentages of accounts receivable balance of the top five customers over accounts receivable for each segment as at March 31, 2020 and 2019.

Garment manufacturing segment

	2020	2019
Customer A	85.5%	0%
Customer B	10.2%	28.7%
Customer C	2.0%	0%
Customer D	0.7%	0%
Customer E	0.5%	0%

The high concentration as at March 31, 2020 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	2020	2019
Customer A	22.4%	27.4%
Customer B	18.3%	18.8%
Customer C	17.8%	17.6%
Customer D	5.0%	2.6%
Customer E	3.8%	2.9%